EMPLOYEE BENEFIT PLANS - Amounts recognized in accumulated other comprehensive loss (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EMPLOYEE BENEFIT PLANS
Net gain	$ 752	$ 418
Total	$ 752	$ 418